Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
Entity Central Index Key	0001571768
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000127047
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Investor Class
Trading Symbol	RPGAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Investor Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 751,451,000
Holdings Count | Holding	1,487
InvestmentCompanyPortfolioTurnover	19.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$751,451
Number of Portfolio Holdings	1,487

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.9%
Bond Mutual Funds	14.3
Private Investment Companies	8.6
Equity Mutual Funds	7.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Corporate Bonds	3.6
Securities Lending Collateral	0.5
Common Stocks - China A Shares	0.4
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	8.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.7
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
U.S. Treasury Notes	2.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.1
U.S. Treasury Bonds	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000127048
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Advisor Class
Trading Symbol	PAFGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Advisor Class	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
AssetsNet	$ 751,451,000
Holdings Count | Holding	1,487
InvestmentCompanyPortfolioTurnover	19.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$751,451
Number of Portfolio Holdings	1,487

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.9%
Bond Mutual Funds	14.3
Private Investment Companies	8.6
Equity Mutual Funds	7.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Corporate Bonds	3.6
Securities Lending Collateral	0.5
Common Stocks - China A Shares	0.4
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	8.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.7
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
U.S. Treasury Notes	2.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.1
U.S. Treasury Bonds	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169948
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	I Class
Trading Symbol	TGAFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - I Class	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 751,451,000
Holdings Count | Holding	1,487
InvestmentCompanyPortfolioTurnover	19.40%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$751,451
Number of Portfolio Holdings	1,487

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Common Stocks	54.9%
Bond Mutual Funds	14.3
Private Investment Companies	8.6
Equity Mutual Funds	7.8
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.6
Corporate Bonds	3.6
Securities Lending Collateral	0.5
Common Stocks - China A Shares	0.4
Short-Term and Other	2.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	8.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.7
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.9
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.6
U.S. Treasury Notes	2.3
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.1
U.S. Treasury Bonds	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless